Stockholders' Equity (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LS Boston Point LLC [Member]
Schedule of capital contributions

Pursuant to the Amended and Restated Limited Liability Company Agreement dated January 5, 2016, each member of the Company was credited with Initial Capital Contributions to acquire certain percentage interests as follows:

	Amount	%
Managing Member	$18,730,897	50.00%
Investor Member	18,730,897	50.00%
	$37,461,794	100.00%

Pursuant to the Amended and Restated Limited Liability Company Agreement dated January 5, 2016, each member of the Company was credited with Initial Capital Contributions to acquire certain percentage interests as follows:

	Amount	%
Managing Member	$18,730,897	50.00
Investor Member	18,730,897	50.00
	$37,461,794	100.00